Expense Example {- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund Retail PRO-09 - Fidelity® Equity-Income Fund - Fidelity Equity-Income Fund-Retail Class	Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714